UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   375 North Front Street
           Suite 300
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 28-10648
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  614-255-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     5/9/06
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        127
                                         --------------
Form 13F Information Table Value Total:  $ 1,618,037
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMR Corp.                      COM              001765106     9254   342100 SH       SOLE                   340600
Abbott Labs                    COM              002824100      229     5400 SH       SOLE                     5400
Acco Brands Corporation        COM              00081T108    14957   673730 SH       SOLE                   665065              1516
Airtran Hldgs Incorporated     COM              00949P108     7214   398350 SH       SOLE                   396250
Allstate Corporation           COM              020002101    27466   527073 SH       SOLE                   502248             24675
American Greetings             COM              026375105    33586  1553485 SH       SOLE                  1500010             43600
Anadarko Petroleum             COM              032511107    55563   550074 SH       SOLE                   528524             21425
Analogic Corp                  COM              032657207    10219   154365 SH       SOLE                   153015
Apache Corporation             COM              037411105    56687   865320 SH       SOLE                   828320             36800
Apria Healthcare Group         COM              037933108    11036   480250 SH       SOLE                   475800
Archer Daniels Midland         COM              039483102     3813   113302 SH       SOLE                   113302
Ashford Hospitality Tr         COM              044103109     1511   121870 SH       SOLE                   118500              3370
B P Blc                        COM              055622104      323     4688 SH       SOLE                     4688
Bank of America Corp.          COM              060505104    24740   543251 SH       SOLE                   524220             18906
Bank of New York Inc           COM              064057102      793    22000 SH       SOLE                    22000
Belo Corp.                     COM              080555105    31123  1565520 SH       SOLE                  1538095             21150
Berry Pete Co Cl A             COM              085789105    12631   184525 SH       SOLE                   183525
Black & Decker Corp.           COM              091797100    26155   301010 SH       SOLE                   288195             11350
Bowater Inc                    COM              102183100    11040   373222 SH       SOLE                   369822
Brinks Company                 COM              109696104    33679   663495 SH       SOLE                   638295             23700
Buckeye Technologies Inc       COM              118255108    11308  1249540 SH       SOLE                  1249540
Burlington Resources Inc       COM              122014103    22378   243478 SH       SOLE                   232653             10775
Callaway Golf Co               COM              131193104    14063   817605 SH       SOLE                   813805
Canetic Resources Trust        COM              137513107     1440    68900 SH       SOLE                    67780              1120
Century Aluminum Company       COM              156431108    17118   403250 SH       SOLE                   403250
Checkpoint Software            COM              M22465104     1337    66800 SH       SOLE                    62500
Cimarex Energy Co.             COM              171798101    63406  1465690 SH       SOLE                  1423175             34650
Citigroup Incorporated         COM              172967101     1082    22900 SH       SOLE                    20950              1950
Comerica Inc                   COM              200340107     9044   156006 SH       SOLE                   153356               300
Commercial Capital Bancorp     COM              20162L105     9276   659747 SH       SOLE                   651947
Conocophillips                 COM              20825C104    44016   697010 SH       SOLE                   659165             37620
Del Monte Foods                COM              24522P103     7641   644240 SH       SOLE                   637940
Devon Energy Corp.             COM              25179M103    58883   962611 SH       SOLE                   918336             44075
Dominion Resources Inc         COM              25746U109    34620   501525 SH       SOLE                   482660             18750
Dover Corp                     COM              260003108     1442    29700 SH       SOLE                    28000
Dow Chemical                   COM              260543103    28797   709282 SH       SOLE                   674632             34450
Eagle Hospitality Pptys Trust  COM              26959T102     7819   775660 SH       SOLE                   771860              3800
Education Realty Trust         COM              28140H104     1292    84450 SH       SOLE                    82350              2100
Encore Acquisition Co          COM              29255W100    24712   797147 SH       SOLE                   789197
Energen Corp                   COM              29265N108     2000    57150 SH       SOLE                    53000
Ennis Business Forms           COM              293389102     1120    57430 SH       SOLE                    57430
Fifth Third Bancorp            COM              316773100      237     6029 SH       SOLE                     6029
Finish Line Inc.               COM              317923100    11388   692250 SH       SOLE                   685350
First Horizon National Corp    COM              320517105     2028    48700 SH       SOLE                    46500
First Source Corp              COM              336901103     6152   205195 SH       SOLE                   203395
First State Bancorp            COM              336453105     3671   138198 SH       SOLE                   138198
Fluor Corp                     COM              343412102    38644   450401 SH       SOLE                   425586             23000
Fortune Brands Inc             COM              349631101    26194   324862 SH       SOLE                   315137              9650
Freddie Mac                    COM              313400301      854    14000 SH       SOLE                    14000
General Mills Inc.             COM              370334104    12792   252400 SH       SOLE                   241000             11350
Gevity HR Inc                  COM              374393106    11280   461150 SH       SOLE                   456350
Green County Bancshares, Inc.  COM              394361208     1237    42355 SH       SOLE                    42355
Greenbrier Companies Inc       COM              393657101    10522   262730 SH       SOLE                   262730
Hanmi Financial Corp           COM              410495105     4615   255550 SH       SOLE                   251800
Helix Energy Solutions         COM              42330P107     1217    32100 SH       SOLE                    30000
Helmerich & Payne Inc          COM              423452101    11848   169690 SH       SOLE                   168540
ITLA Capital Corp              COM              450565106     5284   109575 SH       SOLE                   109575
James River Coal Co.           COM              470355207    23744   698975 SH       SOLE                   680800             12800
Johnson & Johnson              COM              478160104    27376   462275 SH       SOLE                   449125             13050
Kaydon Corp                    COM              486587108     7842   194290 SH       SOLE                   193290
Kimberly Clark                 COM              494368103     6189   107069 SH       SOLE                   107069
Lincoln Electric Holdings      COM              533900106     8242   152650 SH       SOLE                   151500
Lodgenet Entnment Corp         COM              540211109     3393   217795 SH       SOLE                   217795
Lufkin Inds Inc                COM              549764108     6819   122990 SH       SOLE                   122240
Lyondell Chemical              COM              552078107     1301    65400 SH       SOLE                    60000
MAF Bancorp Inc                COM              55261R108     6554   149746 SH       SOLE                   147846
Manor Care Inc                 COM              564055101    28432   641080 SH       SOLE                   614880             24700
Martin Marietta Materials, Inc COM              573284106     7450    69610 SH       SOLE                    69440
Meadwestvaco Corp.             COM              583334107    27648  1012364 SH       SOLE                   960139             46300
Mellon Financial Corp          COM              58551A108      356    10000 SH       SOLE                    10000
Merrill Lynch                  COM              590188108      945    12000 SH       SOLE                    12000
Moneygram Intl Inc             COM              60935Y109    26234   853965 SH       SOLE                   823090             28350
Morgan Stanley                 COM              617446448      314     5000 SH       SOLE                     5000
Multimedia Games Inc.          COM              625453105      764    51320 SH       SOLE                    51320
Municipal Mtg & Eqty LLC       COM              62624B101     1654    62421 SH       SOLE                    58521
National City Corp             COM              635405103      244     7000 SH       SOLE                     7000
Noble Energy Inc               COM              655044105     2758    62800 SH       SOLE                    58500
Norfolk Southern Corp          COM              655844108    43476   804076 SH       SOLE                   769226             34650
PNC Financial Svcs Group       COM              693475105      841    12500 SH       SOLE                    12500
Parker Hannifin Corp           COM              701094104     5117    63478 SH       SOLE                    63178
Pfizer Inc                     COM              717081103     3473   139346 SH       SOLE                   137046              2300
Phelps Dodge Corp              COM              717265102    65687   815688 SH       SOLE                   776088             39400
Polaris Industries             COM              731068102    11545   211600 SH       SOLE                   209800
Proctor & Gamble               COM              742718109      462     8017 SH       SOLE                     8017
Qad Inc                        COM              74727D108     4582   612580 SH       SOLE                   612580
Remington Oil & Gas Corp.      COM              759594302    12332   285340 SH       SOLE                   285340
Reynolds American Inc          COM              761713106      244     2312 SH       SOLE                     2312
Safeco Corp                    COM              786429100     1431    28500 SH       SOLE                    27000
Sara Lee Corporation           COM              803111103    25703  1437550 SH       SOLE                  1376850             60350
Southwest Airlines             COM              844741108     6244   347100 SH       SOLE                   347100
Southwestern Energy Co         COM              845467109     5101   158450 SH       SOLE                   156400
Steiner Leisure Limited        COM              P8744Y102     6446   159170 SH       SOLE                   159170
Tidewater Incorporated         COM              886423102    11678   211440 SH       SOLE                   210390
Trinity Industries Inc         COM              896522109    41890   770186 SH       SOLE                   741686             27050
Trizetto Group Inc             COM              896882107     7020   399097 SH       SOLE                   399097
U S Airways Group Inc.         COM              90341W108    61452  1536304 SH       SOLE                  1478274             52130
US Bancorp                     COM              902973304    36031  1181357 SH       SOLE                  1141377             39730
Union Pacific Corp             COM              907818108    35280   377931 SH       SOLE                   363181             14650
United Auto Group Inc          COM              909440109     7033   163550 SH       SOLE                   162150
Unitedhealth Group Inc.        COM              91324P102    20779   371980 SH       SOLE                   353691             18189
WPS Resources                  COM              92931b106    10712   217640 SH       SOLE                   215240
Wachovia Corporation           COM              929903102      290     5180 SH       SOLE                     5180
Washington Group Int'l         COM              938862208     3648    63572 SH       SOLE                    63022
Washington Mutual              COM              939322103      929    21802 SH       SOLE                    16802              5000
Wellpoint Inc.                 COM              94973V107     3256    42050 SH       SOLE                    42050
Wells Fargo & Company          COM              949746101    36096   565150 SH       SOLE                   545740             19310
Weyerhaeuser Company           COM              962166104    34049   470095 SH       SOLE                   452145             17850
Whiting Petroleum Corporation  COM              966387102    14530   354480 SH       SOLE                   350830
Windrose Medical Property Tr   COM              973491103     1187    78700 SH       SOLE                    77100              1600
XTO Energy Inc.                COM              98385X106     6786   155750 SH       SOLE                   155750
Royal Bank of Scotland 6.4% Pf PFD              780097796      502    20000 SH       SOLE                    20000
Fiduciary Claymore MLP Opport  TR UNIT          31647Q106      620    33340 SH       SOLE                    26100              5840
Blackrock Pfd Opportunity Tr   COM SHS          09249V103      508    20300 SH       SOLE                    20300
Nuveen Preferred & Convert Inc COM SHS          67073D102     1960   158850 SH       SOLE                   155050              3800
Nuveen Quality Pfd Income Fd 2 COM SHS          67072C105     1812   132760 SH       SOLE                   129360              3400
Salomon Bros. Hi Income Fund I COM SHS          794907105      397    40000 SH       SOLE                    40000
Van Kampen Muni Tr SBI         COM SHS          920919107      580    40000 SH       SOLE                    40000
Atlas Pipeline Partners Unit L LTD              049392103     2111    49905 SH       SOLE                    49055               250
Energy Transfer Partners LP    LTD              29273R109     3158    81400 SH       SOLE                    79670               330
Enterprise Products LP         LTD              293792107     1673    67757 SH       SOLE                    66327               430
Inergy L P                     LTD              456615103      260     9720 SH       SOLE                     9720
Markwest Energy Partners LP    LTD              570759100      991    21180 SH       SOLE                    20950               230
Pacific Energy Partners LP     LTD              69422R105     1310    42855 SH       SOLE                    41675               380
Plains All American Pipeline L LTD              726503105     1752    38950 SH       SOLE                    38680               270
Teekay LNG Partners            LTD              Y8564M105     1828    58490 SH       SOLE                    57050               540
Teppco Partners L P            LTD              872384102      931    25660 SH       SOLE                    25380               280
Valero LP                      LTD              91913W104     1280    25272 SH       SOLE                    25082               190